Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information
21.	Segment Information

The Company operates exclusively in the biotechnology sector. The Company’s business is considered as operating in one segment. The Company’s Chief Executive Officer is the chief operating decision maker and reviews the consolidated results of operations when making decisions about resources allocation and assessing performance of the Company as a whole. All revenues are generated from the subsidiaries located in China. Total long-lived assets of $82,275 including prepaid land lease payments, property, plant and equipment are all located in mainland China (December 31, 2018 - $79,224). The Company’s total assets by geographic location are as follows:

	December 31,
	2019	2018
Assets
Mainland China	$384,297	$272,852
Hong Kong	68,002	96,928
Total Assets	$452,299	$369,780

The Company’s revenues by product are as follows:

	For the year ended December 31,
	2019	2018	2017
Sales
Inactivated hepatitis vaccines	$57,953	$63,426	$37,851
Influenza vaccines	19,145	2,028	13,544
Enterovirus 71 vaccines	149,223	162,537	121,284
H5N1 vaccines	—	—	—
Mumps vaccines	19,732	1,659	1,667
Total Sales	$246,053	$229,650	$174,346

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2019	2018	2017
Sales
Mainland China	$227,113	$215,121	$172,897
Foreign countries	18,940	14,529	1,449
Total Sales	$246,053	$229,650	$174,346